PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Strategic Allocation
Moderate Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2 .0%
43,790  Vanguard Long-Term
Treasury ETF
$ 2,594,119
2 .0
Total Exchange-Traded
Funds
(Cost $2,656,353)
2,594,119
2 .0
MUTUAL FUNDS : 98 .0%
Affiliated Investment Companies : 98 .0%
3,688,995  Voya Intermediate
Bond Fund - Class R6
32,020,476
24 .7
1,469,181  Voya Large Cap Value
Portfolio - Class R6
9,299,919
7 .2
60,488  Voya Large-Cap
Growth Fund - Class
R6
3,237,303
2 .5
1,078,952  Voya Limited Maturity
Bond Portfolio - Class I
10,174,520
7 .8
686,539
(1)
Voya MidCap
Opportunities Portfolio
- Class R6
3,844,616
2 .9
259,719  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
2,610,181
2 .0
345,983  Voya Multi-Manager
International Equity
Fund - Class I
3,587,845
2 .8
375,727  Voya Multi-Manager
International Factors
Fund - Class I
3,595,705
2 .8
386,021  Voya Multi-Manager
Mid Cap Value Fund
- Class I
4,010,754
3 .1
30,130
(1)
Voya Small Cap
Growth Fund - Class
R6
1,315,787
1 .0
172,798  Voya Small Company
Fund - Class R6
2,629,984
2 .0
2,032,792  Voya U.S. Stock Index
Portfolio - Class I
39,964,698
30 .8
541,225  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
5,098,338
3 .9
60,995  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
5,833,543
4 .5
Total Mutual Funds
(Cost $115,325,696)
127,223,669
98 .0
Total Long-Term
Investments
(Cost $117,982,049)
129,817,788
100 .0
Total Investments in
Securities
(Cost $117,982,049) $ 129,817,788 100 .0
Liabilities in Excess
of Other Assets (48,107) 0.0
Net Assets $ 129,769,681 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Strategic Allocation
Moderate Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 2,594,119 $ — $ — $ 2,594,119
Mutual Funds 127,223,669 — — 127,223,669
Total Investments, at fair value $ 129,817,788 $ — $ — $ 129,817,788
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 32,050,200 $ 2,129,674 $ (2,022,665) $ (136,733) $ 32,020,476 $ 368,629 $ (276,839) $ —
Voya Large Cap Value Portfolio -
Class R6
8,916,620 135,011 (1,361,809) 1,610,097 9,299,919 — (762,036) —
Voya Large-Cap Growth Fund -
Class R6
3,220,664 48,218 (436,579) 405,000 3,237,303 — 48,593 —
Voya Limited Maturity Bond
Portfolio - Class I
6,050,934 4,446,051 (296,690) (25,775) 10,174,520 93,221 (8,175) —
Voya MidCap Opportunities
Portfolio - Class R6
3,813,880 57,861 (372,295) 345,170 3,844,616 — 29,049 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,762,735 230,955 (1,465,992) 82,483 2,610,181 — 35,892 —
Voya Multi-Manager International
Equity Fund - Class I
3,423,973 143,779 (124,435) 144,528 3,587,845 — 1,883 —
Voya Multi-Manager International
Factors Fund - Class I
3,472,985 81,284 (137,768) 179,204 3,595,705 — (1,127) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
3,754,626 81,046 (176,451) 351,533 4,010,754 — (496) —
Voya Short Term Bond Fund -
Class R6
3,632,142 236,947 (3,853,930) (15,159) — 27,924 (9,549) —
Voya Small Cap Growth Fund -
Class R6
1,290,588 19,286 (104,110) 110,023 1,315,787 — 13,984 —
Voya Small Company Fund - Class
R6
2,604,044 93,881 (100,667) 32,726 2,629,984 — 1,016 —
Voya U.S. Stock Index Portfolio -
Class I
36,153,813 2,586,419 (2,410,822) 3,635,288 39,964,698 — 59,984 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
4,881,111 494,765 (220,839) (56,699) 5,098,338 — (31,557) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
5,818,929 86,794 (1,001,333) 929,153 5,833,543 — (256,351) —
$ 122,847,244 $ 10,871,971 $ (14,086,385) $ 7,590,839 $ 127,223,669 $ 489,774 $ (1,155,729) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 14,859,104
Gross Unrealized Depreciation (3,023,365)
Net Unrealized Appreciation $ 11,835,739